Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.8%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	$ 979,093	$ 917,860
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 3.91% (B), 10/20/2034 (A)	2,755,000	2,659,140
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	314,289	310,204
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 3.74% (B), 10/18/2030 (A)	5,780,000	5,701,271
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	2,886,526	2,495,986
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,039,079	2,621,315
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	3,743,884	3,358,873
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	300,916	296,280
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	390,406	386,646
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	570,681	564,196
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	988,127	934,542
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	379,257	378,884
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	820,460	816,981
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	440,904	427,040
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	11,450,000	10,946,012
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	7,645,000	7,290,426
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	496,000	492,545
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.90% (B), 01/20/2031 (A)	3,600,000	3,542,846
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	5,357,347	5,350,343
Orange Lake Timeshare Trust
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	869,401	850,856

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust (continued)
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	$ 711,322	$ 695,417
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	565,065	548,849
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 3.81% (B), 07/20/2030 (A)	6,450,000	6,360,126
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 2.61% (B), 11/25/2046 (A)	435,050	410,985
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (A)	3,239,777	3,061,417
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	39,844	39,730
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	644,653	639,903
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	316,598	312,799
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	1,074,882	1,056,457
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	3,327,066	3,262,558
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	2,573,068	2,461,571
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	2,469,986	2,279,505
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	4,500,000	4,068,517
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	1,550,913	1,526,314
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 3.85% (B), 10/20/2028 (A)	5,466,426	5,412,948

Total Asset-Backed Securities (Cost $86,368,570)		82,479,342

CORPORATE DEBT SECURITIES - 32.1%
Aerospace & Defense - 0.6%
Boeing Co.
3.50%, 03/01/2039	3,904,000	2,969,910
5.15%, 05/01/2030	2,754,000	2,783,673
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	2,471,000	2,163,480

		7,917,063

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031	5,332,000	4,184,455

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	166	151
JetBlue Pass-Through Trust
Series 2019, Class AA,
2.75%, 11/15/2033	3,712,402	3,270,207

Transamerica Funds	Page 1

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (A)	$ 2,691,319	$ 2,718,205
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	35,922	35,922
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,193,270	2,051,384

		8,075,869

Auto Components - 0.2%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	1,668,000	1,475,069
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	1,948,000	1,914,368

		3,389,437

Automobiles - 0.1%
General Motors Co.
6.25%, 10/02/2043	772,000	764,898

Banks - 3.3%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (B), 03/13/2037 (A)	2,400,000	1,939,489
Banco Santander SA
2.75%, 12/03/2030	2,000,000	1,611,604
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (B), 06/19/2041	1,942,000	1,479,877
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	3,090,000	2,956,564
Fixed until 04/27/2032, 4.57% (B), 04/27/2033	5,972,000	6,022,640
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	6,415,000	6,131,301
Commerzbank AG
8.13%, 09/19/2023 (A)	4,227,000	4,333,217
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	1,044,000	799,228
5.02%, 06/26/2024 (A)	2,745,000	2,657,506
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	2,541,000	2,274,794
Fixed until 01/25/2032, 2.96% (B), 01/25/2033	3,321,000	2,959,410
Fixed until 02/01/2027, 3.78% (B), 02/01/2028	1,322,000	1,298,680
4.13%, 12/15/2026	2,997,000	3,035,857
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	3,389,000	2,706,719
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (B)	1,268,000	1,174,485
4.10%, 06/03/2026	3,209,000	3,219,125
Fixed until 06/15/2024 (D), 5.90% (B)	1,573,000	1,493,194

		46,093,690

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,365,000	2,237,869
4.75%, 01/23/2029	1,491,000	1,570,095

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 770,000	$ 718,821
3.70%, 12/06/2026	1,010,000	998,230

		5,525,015

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,254,000	1,242,329
4.05%, 11/21/2039	1,702,000	1,611,846
Amgen, Inc.
2.00%, 01/15/2032	2,617,000	2,241,226
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,471,000	1,481,872
Gilead Sciences, Inc.
4.15%, 03/01/2047	852,000	792,811

		7,370,084

Building Products - 0.7%
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,047,000	1,654,329
3.75%, 12/01/2027	1,999,000	1,939,315
Carrier Global Corp.
2.72%, 02/15/2030	2,353,000	2,116,901
Owens Corning
7.00%, 12/01/2036	3,696,000	4,225,602

		9,936,147

Capital Markets - 1.8%
Charles Schwab Corp.
Fixed until 06/01/2026 (D), 4.00% (B)	4,047,000	3,680,221
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	2,419,000	2,268,448
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	1,617,000	1,561,244
Fixed until 04/08/2030, 5.88% (B), 07/08/2031	2,738,000	2,499,303
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033	5,550,000	4,967,909
6.75%, 10/01/2037	2,654,000	3,108,884
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	1,550,000	1,246,548
Morgan Stanley
Fixed until 12/10/2025, 0.99% (B), 12/10/2026	1,181,000	1,060,662
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	3,544,000	2,871,919
5.00%, 11/24/2025	1,483,000	1,527,808

		24,792,946

Chemicals - 0.2%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	2,654,000	2,275,374

Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (A)	2,731,000	2,457,900
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,623,000	1,490,718
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	1,479,000	1,459,445
3.85%, 11/15/2024 (A)	2,171,000	2,155,011

Transamerica Funds	Page 2

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	$ 3,232,000	$ 2,628,312

		10,191,386

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	1,999,000	1,727,366

Consumer Finance - 1.1%
Ally Financial, Inc.
8.00%, 11/01/2031	3,475,000	3,939,935
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,662,000	2,581,959
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,928,000	3,722,465
General Motors Financial Co., Inc.
5.00%, 04/09/2027	2,160,000	2,163,883
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (A)	2,548,000	2,092,411
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	1,851,000	1,614,623

		16,115,276

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	1,999,000	1,838,710

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	3,414,000	2,596,448
4.45%, 04/03/2026	3,330,000	3,232,266
4.50%, 09/15/2023	2,332,000	2,329,253
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,781,000	1,557,578
5.50%, 12/15/2024 (A)	4,523,000	4,487,845

		14,203,390

Diversified Telecommunication Services - 0.7%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	2,546,000	2,287,988
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	922,695
Verizon Communications, Inc.
1.68%, 10/30/2030	3,127,000	2,618,929
2.99%, 10/30/2056	5,214,000	3,824,837

		9,654,449

Electric Utilities - 1.3%
Appalachian Power Co.
3.40%, 06/01/2025	2,210,000	2,184,520
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	328,000	359,481
DTE Electric Co.
4.30%, 07/01/2044	3,898,000	3,804,504
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	5,399,000	4,952,782
Duke Energy Progress LLC
3.60%, 09/15/2047	1,457,000	1,279,146
Entergy Arkansas LLC
3.70%, 06/01/2024	798,000	801,400
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	378,000	416,108

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 2,614,000	$ 2,090,547
PacifiCorp
3.60%, 04/01/2024	1,559,000	1,567,114
5.75%, 04/01/2037	286,000	314,886
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,045,000	1,034,116

		18,804,604

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,920,000	1,631,018
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,815,000	1,854,037
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	2,585,000	2,398,672

		5,883,727

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,916,000	2,848,807
Schlumberger Investment SA
3.65%, 12/01/2023	599,000	603,823

		3,452,630

Equity Real Estate Investment Trusts - 2.6%
American Tower Trust #1
3.65%, 03/23/2028 (A)	1,500,000	1,484,118
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,319,000	2,723,269
Corporate Office Properties LP
2.00%, 01/15/2029	868,000	710,671
2.25%, 03/15/2026	646,000	589,290
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	1,520,000	1,427,624
Office Properties Income Trust
3.45%, 10/15/2031	2,467,000	1,759,514
Physicians Realty LP
2.63%, 11/01/2031	3,021,000	2,519,676
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,426,000	3,107,202
1.88%, 07/15/2050 (A)	1,100,000	998,992
2.84%, 01/15/2050 (A)	9,139,000	8,839,570
3.45%, 03/15/2048 (A)	2,261,000	2,242,903
Simon Property Group LP
2.20%, 02/01/2031 (C)	2,001,000	1,683,305
Ventas Realty LP
3.25%, 10/15/2026	2,682,000	2,564,898
VICI Properties LP
4.95%, 02/15/2030	3,606,000	3,531,595
Weyerhaeuser Co.
4.00%, 04/15/2030	2,942,000	2,861,842

		37,044,469

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,122,000	2,548,337
Sysco Corp.
3.30%, 07/15/2026	3,170,000	3,130,269

		5,678,606

Food Products - 0.5%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	2,579,000	2,226,856

Transamerica Funds	Page 3

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (A)	$ 2,337,000	$ 2,011,764
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (A)	3,367,000	2,843,010

		7,081,630

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	1,862,000	1,767,174
Koninklijke Philips NV
5.00%, 03/15/2042	1,155,000	1,137,930

		2,905,104

Health Care Providers & Services - 1.5%
Centene Corp.
3.38%, 02/15/2030	2,847,000	2,587,332
Cigna Corp.
2.40%, 03/15/2030	2,421,000	2,171,633
CVS Health Corp.
2.70%, 08/21/2040	1,856,000	1,423,891
3.75%, 04/01/2030	1,396,000	1,361,531
Elevance Health, Inc.
2.25%, 05/15/2030	1,698,000	1,510,084
HCA, Inc.
4.13%, 06/15/2029	999,000	962,628
5.25%, 04/15/2025	959,000	976,832
5.50%, 06/15/2047	1,546,000	1,505,777
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	1,566,000	1,446,254
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	3,085,000	2,969,313
UnitedHealth Group, Inc.
4.20%, 05/15/2032	3,659,000	3,828,815

		20,744,090

Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc.
2.95%, 03/15/2031	795,000	657,093
3.80%, 02/15/2028	1,497,000	1,396,312
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,324,000	1,253,088
Magallanes, Inc.
5.05%, 03/15/2042 (A)	3,482,000	3,118,387

		6,424,880

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	2,223,000	2,223,904

Industrial Conglomerates - 0.1%
General Electric Co.
4.13%, 10/09/2042	1,481,000	1,295,360

Insurance - 1.1%
Global Atlantic Finance Co.
3.13%, 06/15/2031 (A)	4,979,000	4,038,944
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	1,800,000	1,874,322
Ohio National Financial Services, Inc.
6.05%, 01/24/2030 (A)	4,906,000	4,808,339
6.63%, 05/01/2031 (A)	1,348,000	1,388,909

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	$ 3,249,000	$ 2,842,010

		14,952,524

Interactive Media & Services - 0.5%
Baidu, Inc.
4.38%, 05/14/2024 (C)	4,652,000	4,694,880
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	2,683,000	2,662,502

		7,357,382

IT Services - 0.2%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,902,000	2,400,046

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	1,925,000	1,609,552
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	2,020,000	1,873,186
Comcast Corp.
2.94%, 11/01/2056	866,000	640,503
NBCUniversal Media LLC
4.45%, 01/15/2043	1,792,000	1,737,771
Paramount Global
4.20%, 05/19/2032	1,572,000	1,436,495

		7,297,507

Metals & Mining - 0.6%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	2,277,000	2,196,024
4.75%, 04/10/2027 (A)	905,000	905,715
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	3,864,000	3,849,841
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,659,000	2,186,462

		9,138,042

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	2,555,000	2,567,097
CMS Energy Corp.
3.88%, 03/01/2024	387,000	386,555
4.88%, 03/01/2044	521,000	513,443
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,115,000	1,113,193

		4,580,288

Oil, Gas & Consumable Fuels - 2.4%
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,670,000	1,474,784
Chevron USA, Inc.
3.25%, 10/15/2029	2,185,000	2,137,051
Energy Transfer LP
4.90%, 02/01/2024	1,530,000	1,542,010
5.15%, 03/15/2045	891,000	799,239
5.95%, 10/01/2043	691,000	677,218
7.60%, 02/01/2024	2,160,000	2,240,205
Enterprise Products Operating LLC
4.25%, 02/15/2048	4,458,000	4,044,701
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	1,698,000	1,702,435

Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
5.55%, 03/15/2026	$ 5,039,000	$ 5,177,572
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,597,570
6.88%, 08/04/2026	1,410,000	1,347,114
7.69%, 01/23/2050	641,000	467,129
Pioneer Natural Resources Co.
2.15%, 01/15/2031	3,281,000	2,812,846
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	1,655,000	1,497,158
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,544,000	1,508,381
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	323,000	312,995
Shell International Finance BV
2.50%, 09/12/2026	1,668,000	1,618,398
3.75%, 09/12/2046	1,527,000	1,374,414
Williams Cos., Inc.
5.40%, 03/04/2044	585,000	582,106

		33,913,326

Personal Products - 0.3%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 (A)	3,635,000	3,570,969

Pharmaceuticals - 0.7%
Astrazeneca Finance LLC
1.20%, 05/28/2026	1,383,000	1,276,849
AstraZeneca PLC
4.38%, 08/17/2048	1,275,000	1,318,596
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,230,000	2,221,165
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	1,702,000	1,462,935
Royalty Pharma PLC
2.20%, 09/02/2030	2,221,000	1,878,007
Viatris, Inc.
2.30%, 06/22/2027	1,329,000	1,159,570

		9,317,122

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	2,138,000	2,074,479

Road & Rail - 0.7%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	4,672,000	4,320,790
5.50%, 01/15/2026 (A)	1,741,000	1,690,110
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	4,227,000	4,360,108

		10,371,008

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	5,082,000	5,170,172
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,106,000	972,551
KLA Corp.
3.30%, 03/01/2050	2,318,000	1,955,869
Microchip Technology, Inc.
0.98%, 09/01/2024	2,438,000	2,286,163
Micron Technology, Inc.
2.70%, 04/15/2032	3,930,000	3,255,950
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	895,562
3.40%, 05/01/2030	1,216,000	1,111,130

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2027	$ 1,898,000	$ 1,899,256
3.25%, 05/20/2050 (C)	1,599,000	1,386,484
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,350,000	1,223,857
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	5,908,000	4,803,202

		24,960,196

Software - 0.7%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (C)	570,000	520,655
Infor, Inc.
1.75%, 07/15/2025 (A)	2,732,000	2,559,630
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	3,484,000	3,455,968
Workday, Inc.
3.50%, 04/01/2027	3,274,000	3,209,520

		9,745,773

Specialty Retail - 0.2%
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (C)	2,476,000	2,407,135

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.65%, 05/11/2050	1,986,000	1,569,544
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	2,232,000	2,371,038
Seagate HDD Cayman
4.13%, 01/15/2031	3,751,000	3,258,119
Western Digital Corp.
2.85%, 02/01/2029	3,762,000	3,174,187

		10,372,888

Tobacco - 0.5%
BAT Capital Corp.
2.26%, 03/25/2028	3,028,000	2,594,526
4.91%, 04/02/2030	2,213,000	2,108,349
BAT International Finance PLC
4.45%, 03/16/2028	2,197,000	2,103,753

		6,806,628

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,986,657
Sprint Corp.
7.88%, 09/15/2023	1,290,000	1,336,421
T-Mobile USA, Inc.
3.50%, 04/15/2031	700,000	648,070
3.88%, 04/15/2030	3,631,000	3,495,139

		7,466,287

Total Corporate Debt Securities (Cost $494,778,161)		452,326,159

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Chile - 0.0% (E)
Chile Government International Bond
3.50%, 01/25/2050 (C)	825,000	663,604

Colombia - 0.3%
Colombia Government International Bond
4.50%, 01/28/2026	3,650,000	3,496,270

Transamerica Funds	Page 5

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	$ 3,205,000	$ 3,277,365

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	2,481,000	2,432,959

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	735,000	711,757

Peru - 0.0% (E)
Peru Government International Bond
7.35%, 07/21/2025	390,000	424,288

Poland - 0.0% (E)
Republic of Poland Government International Bond
3.00%, 03/17/2023	500,000	499,360

Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	913,000	915,266

Total Foreign Government Obligations (Cost $12,913,960)		12,420,869

MORTGAGE-BACKED SECURITIES - 6.9%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.62%, 2.88% (B), 08/25/2035	327,327	283,227
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	472,766	409,958
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 2.77% (B), 11/20/2035	359,028	299,182
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	4,681,500	2,221,262
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	710,451	432,746
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	1,804,960	1,758,966
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,096,479
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
3.07% (B), 11/25/2034	26,880	25,683
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.17% (B), 02/25/2034	20,727	20,032
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 2.84% (B), 04/25/2035	70,923	62,854
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	6,312,420	5,773,169
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	763,758	757,041
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,062,871
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	257,132	252,790

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	$ 208,285	$ 202,127
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	1,291,488	1,267,988
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	563,824
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	1,640,367	1,616,576
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,655,391
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	8,485,000	8,119,204
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	1,575,000	1,480,500
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 1.16% (B), 12/27/2036 (A)	223,671	220,624
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	6,639,100	5,812,757
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	4,429,949	4,081,846
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (A)	6,050,000	5,813,342
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.22% (B), 03/18/2035	3,729	3,408
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	1,664,567	1,647,562
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 2.68% (B), 06/19/2034	114,724	104,968
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 3.06% (B), 10/25/2034	6,175	5,968
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.26% (B), 08/25/2037	296,069	242,463
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	1,296,000
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.10% (B), 02/25/2034	12,427	11,311
Series 2006-A2, Class 5A1,
2.34% (B), 11/25/2033	9,161	8,972
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	152,498	70,347
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
2.93% (B), 11/25/2035 (A)	195,074	129,739
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.90% (B), 10/25/2028	6,185	5,876
Series 2004-A1, Class 2A1,
2.29% (B), 02/25/2034	46,447	44,472
Series 2005-A4, Class 2A2,
3.04% (B), 07/25/2035	45,398	40,479

Transamerica Funds	Page 6

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	$ 1,800,000	$ 1,795,867
Series 2013-C11, Class B,
4.35% (B), 08/15/2046	1,035,000	746,626
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	872,079	832,376
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	355,351	345,491
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	263,865	253,921
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	919,913	894,730
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	1,162,386	1,122,782
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	1,035,879	1,004,024
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	1,481,554	1,414,168
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,870,671	1,850,203
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	801,862	790,863
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	2,947,350	2,910,618
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	1,468,003	1,425,663
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	907,775	886,353
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	3,326,501	3,239,678
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	1,534,571	1,504,489
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	9,507,000	9,335,345
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	5,785,000
RALI Trust
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.38%, 2.64% (B), 05/25/2047	280,047	256,130
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.58% (B), 07/25/2035	209,014	137,191
Series 2007-3, Class 3A1,
3.39% (B), 04/25/2047	524,000	283,383
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.82% (B), 01/19/2034	14,662	14,116
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	4,766,253	4,453,312
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 2.84% (B), 07/25/2045	19,831	18,491

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 1.45% (B), 07/25/2047	$ 27,370	$ 550
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	2,866,643

Total Mortgage-Backed Securities (Cost $108,565,053)		97,070,017

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (E)
Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	270,000	320,674

Total Municipal Government Obligation (Cost $319,440)		320,674

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.8%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.57%, 1.82% (B), 02/01/2037	1,953	1,931
6-Month LIBOR + 1.36%, 1.90% (B), 05/01/2037	13,801	14,010
12-Month LIBOR + 1.66%, 1.96% (B), 01/01/2038	53,378	54,319
12-Month LIBOR + 1.73%, 1.98% (B), 09/01/2035	158,166	162,505
12-Month LIBOR + 1.75%, 2.00% (B), 12/01/2034	6,264	6,343
12-Month LIBOR + 1.80%, 2.05% (B), 09/01/2037	10,134	10,440
12-Month LIBOR + 1.90%, 2.40% (B), 02/01/2041	48,998	49,335
6-Month LIBOR + 1.57%, 2.72% (B), 04/01/2037	12,376	12,481
6-Month LIBOR + 2.12%, 2.91% (B), 05/01/2037	4,816	4,771
5.00%, 12/01/2035	204,975	217,873
6.00%, 05/01/2031	152,288	161,844
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	3,683,507	3,688,287
3.01%, 07/25/2025	12,812,000	12,707,964
3.06% (B), 08/25/2024	4,896,633	4,866,876
3.17%, 10/25/2024	2,140,000	2,135,019
3.49%, 01/25/2024	6,965,000	6,970,054
Federal National Mortgage Association
6-Month LIBOR + 0.93%, 1.37% (B), 08/01/2037	1,103	1,106
6-Month LIBOR + 1.53%, 1.78% (B), 08/01/2034	701	700
12-Month LIBOR + 1.75%, 2.25% (B), 03/01/2041	12,226	12,187
12-Month LIBOR + 1.74%, 2.69% (B), 08/01/2035	18,592	19,215
6-Month LIBOR + 1.51%, 2.79% (B), 01/01/2035	4,186	4,271
3.50%, 07/01/2028 - 01/01/2029	957,319	970,727
4.50%, 02/01/2025 - 04/01/2025	27,877	28,694
5.00%, 04/01/2039 - 11/01/2039	5,065,898	5,298,744
5.50%, 04/01/2036 - 12/01/2041	2,279,458	2,435,406
6.00%, 02/01/2034 - 01/01/2040	2,244,310	2,437,667
6.50%, 06/01/2038 - 05/01/2040	890,577	975,494

Transamerica Funds	Page 7

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.65% (B), 02/16/2053	$ 2,576,375	$ 45,843
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,504,048
Uniform Mortgage-Backed Security
2.00%, TBA (F)	82,063,000	75,639,416
2.50%, TBA (F)	76,545,000	71,864,123
3.00%, TBA (F)	50,126,000	48,340,261
3.50%, TBA (F)	47,806,000	47,371,880
4.00%, TBA (F)	30,902,000	31,078,238

Total U.S. Government Agency Obligations (Cost $314,627,042)		321,092,072

U.S. GOVERNMENT OBLIGATIONS - 26.5%
U.S. Treasury - 22.7%
U.S. Treasury Bond
1.25%, 05/15/2050	3,201,000	2,118,537
1.88%, 02/15/2051 - 11/15/2051	19,727,000	15,375,636
2.00%, 02/15/2050	9,112,000	7,331,957
2.25%, 08/15/2046	3,501,000	2,916,360
2.25%, 02/15/2052 (C)	8,802,000	7,517,458
2.38%, 02/15/2042 - 05/15/2051	13,803,000	12,113,104
2.50%, 02/15/2045 - 05/15/2046	42,510,200	37,242,334
2.75%, 08/15/2042 - 11/15/2047	7,431,500	6,891,639
2.88%, 08/15/2045 - 05/15/2049	9,895,500	9,380,069
3.00%, 05/15/2042 - 08/15/2048	7,297,300	7,107,558
3.13%, 02/15/2042 - 05/15/2048	14,214,000	14,107,288
3.63%, 02/15/2044	9,479,600	10,040,229
5.25%, 02/15/2029	4,198,100	4,833,555
U.S. Treasury Note
0.25%, 05/31/2025	3,253,000	3,023,892
0.63%, 05/15/2030	2,059,000	1,767,603
0.63%, 08/15/2030 (C)	9,737,000	8,325,896
0.88%, 06/30/2026	2,410,100	2,240,922
1.13%, 02/15/2031 (C)	5,731,000	5,083,128
1.25%, 11/30/2026	12,997,000	12,213,118
1.38%, 11/15/2031	4,848,000	4,347,293
1.50%, 08/15/2026 - 02/15/2030	25,837,700	24,460,440
1.63%, 05/15/2026 - 05/15/2031	24,038,900	22,499,240
1.88%, 02/15/2032	5,734,800	5,364,726
2.25%, 11/15/2025 - 11/15/2027	18,469,900	18,039,785
2.38%, 01/31/2023	1,558,000	1,553,740
2.50%, 05/31/2024 (C)	1,347,000	1,336,740
2.63%, 02/15/2029	2,275,400	2,264,823
2.75%, 05/15/2025	2,275,000	2,268,424
2.88%, 05/15/2028 - 08/15/2028	35,899,800	36,177,037
2.88%, 05/15/2032 (C)	18,297,000	18,660,081
3.13%, 11/15/2028	13,172,000	13,475,059

		320,077,671

U.S. Treasury Inflation-Protected Securities - 3.8%
U.S. Treasury Inflation-Protected Indexed Bond
0.25%, 02/15/2050	7,366,923	6,382,460
1.75%, 01/15/2028	4,346,149	4,747,319
2.50%, 01/15/2029	13,037,261	15,044,668

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 07/15/2030	$ 7,611,656	$ 7,638,044
0.63%, 01/15/2024	19,516,252	19,781,043

		53,593,534

Total U.S. Government Obligations (Cost $395,668,535)		373,671,205

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 9.18% (B)	52,502	1,434,879

Electric Utilities - 0.0% (E)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	176,356

Total Preferred Stocks (Cost $1,614,154)		1,611,235

	Principal	Value
COMMERCIAL PAPER - 18.9%
Banks - 6.1%
Bedford Row Funding Corp.
2.87% (G), 10/28/2022	$ 9,060,000	8,995,257
Concord Minutemen Capital Co. LLC
1.70% (G), 09/02/2022	14,000,000	13,967,361
DBS Bank Ltd.
1.78% (G), 09/09/2022	4,008,000	3,996,796
2.34% (G), 09/08/2022	9,000,000	8,975,492
Korea Development Bank
1.63% (G), 09/01/2022	2,000,000	1,995,563
Mackinac Funding Co. LLC
1.71% (G), 09/02/2022	14,000,000	13,966,816
Macquarie Bank Ltd.
1.51% (G), 08/16/2022	5,400,000	5,393,617
1.77% (G), 09/01/2022	2,320,000	2,314,761
Svenska Handelsbanken AB
1.51% (G), 08/29/2022	10,250,000	10,229,391
Swedbank AB
1.40% (G), 08/01/2022	16,000,000	15,996,981

		85,832,035

Diversified Financial Services - 10.6%
Anglesea Funding LLC
2.49% (G), 10/11/2022	2,350,000	2,337,030
Atlantic Asset Securitization LLC
1.43% (G), 08/17/2022	12,773,000	12,757,252
Bennington Stark Capital Co. LLC
1.48% (G), 08/08/2022	14,425,000	14,415,664
CAFCO LLC
3.02% (G), 11/09/2022	14,000,000	13,883,558
Cancara Asset Securitisation LLC
1.42% (G), 08/16/2022	14,000,000	13,983,529
Glencove Funding LLC
2.53% (G), 10/06/2022	14,900,000	14,824,977
Lexington Parker Capital Co. LLC
2.84% (G), 10/17/2022	14,908,000	14,817,459
Liberty Street Funding LLC
1.43% (G), 08/11/2022	14,000,000	13,988,306
Nieuw Amsterdam Receivables Corp. BV
2.24% (G), 08/24/2022	3,000,000	2,994,794

Transamerica Funds	Page 8

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Ridgefield Funding Co. LLC
1.76% (G), 09/12/2022	$ 15,000,000	$ 14,953,969
Sheffield Receivables Co. LLC
1.68% (G), 09/07/2022	14,000,000	13,961,158
Starbird Funding Corp.
1.58% (G), 09/01/2022	2,000,000	1,995,480
Thunder Bay Funding LLC
2.76% (G), 10/13/2022	14,000,000	13,920,939

		148,834,115

Electrical Equipment - 1.2%
Emerson Electric Co.
2.32% (G), 09/01/2022	17,500,000	17,461,424

Food Products - 1.0%
Britannia Funding Co. LLC
1.44% (G), 08/11/2022	14,000,000	13,988,231

Total Commercial Paper (Cost $266,225,286)		266,115,805

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.6%
U.S. Treasury Bill
1.78% (G), 09/29/2022 (C)	36,931,000	36,799,356

Total Short-Term U.S. Government Obligation (Cost $36,821,834)		36,799,356

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (G)	14,208,218	14,208,218

Total Other Investment Company (Cost $14,208,218)		14,208,218

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.65% (G), dated 07/29/2022, to be repurchased at $33,064,153 on 08/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2025, and with a value of $33,723,686.	$ 33,062,362	33,062,362

Total Repurchase Agreement (Cost $33,062,362)		33,062,362

Total Investments (Cost $1,765,172,615)		1,691,177,314
Net Other Assets (Liabilities) - (19.9)%		(280,191,690)

Net Assets - 100.0%		$ 1,410,985,624

Transamerica Funds	Page 9

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$82,479,342	$—	$82,479,342
Corporate Debt Securities	—	452,326,159	—	452,326,159
Foreign Government Obligations	—	12,420,869	—	12,420,869
Mortgage-Backed Securities	—	97,070,017	—	97,070,017
Municipal Government Obligation	—	320,674	—	320,674
U.S. Government Agency Obligations	—	321,092,072	—	321,092,072
U.S. Government Obligations	—	373,671,205	—	373,671,205
Preferred Stocks	1,611,235	—	—	1,611,235
Commercial Paper	—	266,115,805	—	266,115,805
Short-Term U.S. Government Obligation	—	36,799,356	—	36,799,356
Other Investment Company	14,208,218	—	—	14,208,218
Repurchase Agreement	—	33,062,362	—	33,062,362

Total Investments	$15,819,453	$1,675,357,861	$—	$1,691,177,314

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $290,620,304, representing 20.6% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $62,415,810, collateralized by cash collateral of $14,208,218 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $49,514,971. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 10

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Intermediate Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 12